UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund 2 Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity® High Income Central Fund 2	7.75%	7.49%	8.53%

 A From March 31, 2008

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 2 on March 31, 2008, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill Lynch℠ US High Yield Constrained Index performed over the same period.

Period Ending Values
$19,920	Fidelity® High Income Central Fund 2
$20,105	The BofA Merrill Lynch℠ US High Yield Constrained Index

Management's Discussion of Fund Performance

Market Recap:  U.S. corporate high-yield bonds staged a dramatic rebound during the year ending August 31, 2016, with The BofA Merrill Lynch℠ U.S. High Yield Constrained Index sharply reversing course in February and gaining 9.22% for the full 12 months. The first half of the period was volatile, as falling oil prices and mounting fears of an economic slowdown in China weighed on high-yield bonds. Market turbulence reached a peak on February 11, after which high yield began to benefit from incremental improvement across a broad range of global issues. The recovery accelerated in March and April, as demand for riskier assets offering higher yields strengthened, and continued in May amid a six-month high for oil prices. The high-yield rally was briefly disrupted in June, as the referendum vote by the United Kingdom to exit the European Union, dubbed "Brexit," surprised investors and reverberated throughout global markets. However, as investors reassessed the broader impact of Brexit in the days following the vote, credit-sensitive securities rose once again. Reflecting a more favorable environment for riskier assets during the period's second half, lower-quality bonds within the index fared best. From a sector/industry perspective, metals/mining (+19%) was among the best-performing groups, rallying in step with recovering commodities prices.

Comments from Portfolio Manager Frederick Hoff:  For the year, the fund gained 7.75%, trailing its benchmark, The BofA Merrill Lynch℠ U.S. High Yield Constrained Index. Versus the benchmark, bond picking was weakest in the health care category, with investments in Community Health Systems and Valeant Pharmaceuticals International – both of which experienced financial difficulties – detracting most. Elsewhere, security selection in the food & drug retail industry was hampered most by an overweighting in supermarket chain Bi-Lo, while in the transportation category, our investment in Navios Maritime was the main relative detractor. The fund also was hurt by its light allocation to metals/mining issuers, whose bonds generally benefited from stronger commodity prices. In contrast, bond selection was strong in the services industry, with an investment in for-profit education company Laureate Education leading the way. In food/beverage/tobacco, where our positioning contributed to results, we benefited from a stake in food-products company Post Holdings. The bonds were cheaply valued coming into the period due to a problem at the company I saw as temporary. In retrospect, this view appears to have been correct, as the bonds gained 13% for the fund this period. Lastly, the fund benefited from an investment in steel manufacturer JMC Steel Group, which changed its name to Zekelman Industries in May 2016.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Valeant Pharmaceuticals International, Inc.	2.8	2.2
Community Health Systems, Inc.	2.2	2.7
Laureate Education, Inc.	2.2	1.5
Dynegy, Inc.	1.7	0.7
Tenet Healthcare Corp.	1.6	2.6
	10.5

Top Five Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	13.3	14.1
Energy	11.4	6.2
Telecommunications	8.9	12.3
Banks & Thrifts	6.3	6.4
Services	5.7	4.6

Quality Diversification (% of fund's net assets)

As of August 31, 2016
BBB	1.0%
BB	31.6%
B	41.6%
CCC,CC,C	18.8%
Not Rated	0.6%
Equities	0.6%
Short-Term Investments and Net Other Assets	5.8%

As of February 29, 2016
BBB	0.9%
BB	31.3%
B	44.7%
CCC,CC,C	16.4%
Not Rated	0.1%
Equities	1.1%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016 *
Nonconvertible Bonds	80.4%
Convertible Bonds, Preferred Stocks	0.5%
Common Stocks	0.1%
Bank Loan Obligations	8.2%
Other Investments	5.0%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 24.3%

As of February 29, 2016 *
Nonconvertible Bonds	80.6%
Convertible Bonds, Preferred Stocks	0.9%
Common Stocks	0.2%
Bank Loan Obligations	7.7%
Other Investments	5.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 22.1%

Investments August 31, 2016

Showing Percentage of Net Assets

Corporate Bonds - 80.4%
	Principal Amount	Value
Convertible Bonds - 0.0%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$388,000	$274,510
Metals/Mining - 0.0%
Peabody Energy Corp. 4.75% 12/15/41 (b)	3,320,000	33,200

TOTAL CONVERTIBLE BONDS		307,710

Nonconvertible Bonds - 80.4%
Aerospace - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)	790,000	848,263
Orbital ATK, Inc. 5.5% 10/1/23	695,000	731,488
		1,579,751
Air Transportation - 0.1%
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	330,930	342,513
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	162,750
XPO Logistics, Inc. 6.125% 9/1/23 (c)	725,000	744,938
		1,250,201
Automotive & Auto Parts - 0.5%
American Tire Distributors, Inc. 10.25% 3/1/22 (c)	355,000	314,842
General Motors Financial Co., Inc. 4.25% 5/15/23	360,000	376,872
Penske Automotive Group, Inc. 5.5% 5/15/26	770,000	770,477
Schaeffler Finance BV 4.75% 5/15/21 (c)	690,000	714,150
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (c)(d)	294,781	327,207
Tenneco, Inc. 5% 7/15/26	670,000	690,100
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,155,000	1,209,135
		4,402,783
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
4.25% 4/15/21	2,345,000	2,415,350
5.75% 11/20/25	2,950,000	3,138,063
Royal Bank of Scotland Group PLC 5.125% 5/28/24	3,315,000	3,353,981
		8,907,394
Broadcasting - 0.4%
Clear Channel Communications, Inc.:
5.5% 12/15/16	1,015,000	994,700
10% 1/15/18	1,595,000	992,888
Gray Television, Inc. 5.875% 7/15/26 (c)	450,000	469,125
Sirius XM Radio, Inc. 5.375% 7/15/26 (c)	910,000	936,163
		3,392,876
Building Materials - 1.2%
Builders FirstSource, Inc. 5.625% 9/1/24 (c)	745,000	758,038
Building Materials Corp. of America 6% 10/15/25 (c)	1,165,000	1,277,131
CEMEX Finance LLC 6% 4/1/24 (c)	840,000	886,200
CEMEX S.A.B. de CV 7.25% 1/15/21 (c)	1,655,000	1,774,988
GCP Applied Technologies, Inc. 9.5% 2/1/23 (c)	790,000	904,550
Herc Rentals, Inc.:
7.5% 6/1/22 (c)	385,000	400,400
7.75% 6/1/24 (c)	385,000	402,325
Ply Gem Industries, Inc. 6.5% 2/1/22	840,000	850,500
Standard Industries, Inc. 5.5% 2/15/23 (c)	1,185,000	1,257,581
U.S. Concrete, Inc. 6.375% 6/1/24	445,000	463,913
USG Corp.:
5.5% 3/1/25 (c)	495,000	537,075
5.875% 11/1/21 (c)	530,000	555,838
		10,068,539
Cable/Satellite TV - 4.2%
Altice SA 7.75% 5/15/22 (c)	13,050,000	13,890,032
Altice U.S. Finance SA:
5.375% 7/15/23 (c)	1,620,000	1,694,925
5.5% 5/15/26 (c)	3,335,000	3,518,425
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	670,000	703,500
5.125% 5/1/23 (c)	1,665,000	1,751,896
5.5% 5/1/26 (c)	1,160,000	1,228,150
5.75% 9/1/23	1,160,000	1,223,800
5.875% 4/1/24 (c)	2,245,000	2,418,988
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (c)	760,000	766,650
5.125% 12/15/21 (c)	1,654,000	1,672,608
DISH DBS Corp.:
5% 3/15/23	865,000	832,649
5.875% 7/15/22	550,000	561,000
6.75% 6/1/21	1,122,000	1,205,449
7.75% 7/1/26 (c)	385,000	410,791
Unitymedia KabelBW GmbH 6.125% 1/15/25 (c)	1,680,000	1,801,800
Virgin Media Finance PLC 4.875% 2/15/22	645,000	567,600
Virgin Media Secured Finance PLC 5.5% 8/15/26 (c)	250,000	261,250
VTR Finance BV 6.875% 1/15/24 (c)	940,000	986,718
		35,496,231
Capital Goods - 1.5%
AECOM Technology Corp. 5.75% 10/15/22	465,000	492,900
Amsted Industries, Inc. 5% 3/15/22 (c)	470,000	477,050
Belden, Inc. 5.25% 7/15/24 (c)	1,595,000	1,618,925
CNH Industrial NV 4.5% 8/15/23	775,000	786,625
General Cable Corp. 5.75% 10/1/22 (d)	6,388,000	6,066,556
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,345,000	2,207,700
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (c)	885,000	677,025
SPX Flow, Inc.:
5.625% 8/15/24 (c)	385,000	395,588
5.875% 8/15/26 (c)	385,000	397,513
		13,119,882
Chemicals - 2.9%
A. Schulman, Inc. 6.875% 6/1/23 (c)	2,425,000	2,437,125
Axalta Coating Systems 4.875% 8/15/24 (c)	1,160,000	1,209,300
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (c)	1,725,000	2,044,125
10% 10/15/25 (c)	1,895,000	2,250,313
Evolution Escrow Issuer LLC 7.5% 3/15/22 (c)	2,250,000	2,019,375
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,365,000	3,607,454
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)	2,875,000	0
Platform Specialty Products Corp. 6.5% 2/1/22 (c)	1,725,000	1,634,438
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (c)	375,000	395,625
Tronox Finance LLC 6.375% 8/15/20	7,845,000	7,099,725
Valvoline Finco Two LLC 5.5% 7/15/24 (c)	335,000	351,583
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (c)	645,000	686,925
5.625% 10/1/24 (c)	1,095,000	1,182,600
		24,918,588
Consumer Products - 0.3%
Tempur Sealy International, Inc.:
5.5% 6/15/26 (c)	1,155,000	1,206,398
5.625% 10/15/23	695,000	728,881
Wolverine World Wide, Inc. 5% 9/1/26 (c)	775,000	775,969
		2,711,248
Containers - 3.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (c)(d)	5,449,508	5,581,886
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.067% 5/15/21 (c)(d)	2,120,000	2,157,100
4.625% 5/15/23 (c)	3,885,000	3,952,988
6% 6/30/21 (c)	1,145,000	1,179,350
7% 11/15/20 (c)	345,000	344,569
7.25% 5/15/24 (c)	960,000	1,021,200
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (c)	3,115,000	3,173,406
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	381,425
Graphic Packaging International, Inc. 4.125% 8/15/24	1,110,000	1,121,100
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (c)	925,000	973,563
5.375% 1/15/25 (c)	1,870,000	1,958,825
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)	1,605,000	1,665,188
5.75% 10/15/20	1,500,000	1,546,875
Sealed Air Corp. 5.25% 4/1/23 (c)	870,000	928,725
		25,986,200
Diversified Financial Services - 4.8%
Adient Global Holdings Ltd. 4.875% 8/15/26 (c)	770,000	780,588
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	815,000	838,431
3.95% 2/1/22	2,225,000	2,308,438
4.5% 5/15/21	1,700,000	1,793,500
4.625% 10/30/20	1,965,000	2,082,654
Aircastle Ltd.:
4.625% 12/15/18	250,000	261,563
5% 4/1/23	505,000	535,300
5.125% 3/15/21	1,745,000	1,893,325
5.5% 2/15/22	970,000	1,053,663
6.25% 12/1/19	670,000	741,188
7.625% 4/15/20	595,000	687,225
CIT Group, Inc.:
3.875% 2/19/19	1,550,000	1,584,395
5% 8/15/22	925,000	980,500
5.375% 5/15/20	1,600,000	1,710,000
FLY Leasing Ltd.:
6.375% 10/15/21	4,525,000	4,570,250
6.75% 12/15/20	590,000	606,225
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,380,000	2,368,100
6% 8/1/20	970,000	932,413
ILFC E-Capital Trust I 3.98% 12/21/65 (c)(d)	1,170,000	934,245
ILFC E-Capital Trust II 4.23% 12/21/65 (c)(d)	1,530,000	1,239,300
International Lease Finance Corp.:
4.625% 4/15/21	915,000	970,358
5.875% 8/15/22	570,000	643,388
8.25% 12/15/20	140,000	167,475
8.625% 1/15/22	620,000	770,350
MSCI, Inc.:
4.75% 8/1/26 (c)	880,000	903,100
5.75% 8/15/25 (c)	520,000	563,550
Navient Corp.:
5% 10/26/20	345,000	346,725
6.625% 7/26/21	675,000	694,373
SLM Corp.:
4.875% 6/17/19	2,065,000	2,085,650
5.5% 1/25/23	765,000	726,750
6.125% 3/25/24	700,000	672,000
7.25% 1/25/22	605,000	628,444
8% 3/25/20	2,860,000	3,103,100
Springleaf Financial Corp. 8.25% 12/15/20	935,000	1,021,488
		41,198,054
Diversified Media - 2.0%
Clear Channel Worldwide Holdings, Inc. Series A:
6.5% 11/15/22	2,460,000	2,487,675
7.625% 3/15/20	2,664,000	2,557,440
Lamar Media Corp. 5.75% 2/1/26	535,000	578,469
MDC Partners, Inc. 6.5% 5/1/24 (c)	5,800,000	5,510,000
National CineMedia LLC 5.75% 8/15/26 (c)	775,000	795,344
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)	4,760,000	4,890,281
		16,819,209
Energy - 10.7%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	720,000	766,800
Antero Resources Corp.:
5.125% 12/1/22	890,000	878,875
5.625% 6/1/23 (Reg. S)	815,000	817,038
Antero Resources Finance Corp. 5.375% 11/1/21	1,025,000	1,026,281
Baytex Energy Corp.:
5.125% 6/1/21 (c)	275,000	228,938
5.625% 6/1/24 (c)	830,000	672,300
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	545,000	538,188
Chesapeake Energy Corp.:
4.875% 4/15/22	3,795,000	2,903,175
5.375% 6/15/21	2,910,000	2,298,900
5.75% 3/15/23	745,000	571,322
6.125% 2/15/21	1,501,000	1,253,335
8% 12/15/22 (c)	1,878,000	1,788,795
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	4,635,000	4,495,950
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	655,000	589,500
Concho Resources, Inc. 5.5% 4/1/23	60,000	61,950
Continental Resources, Inc.:
4.5% 4/15/23	770,000	725,725
5% 9/15/22	3,420,000	3,308,850
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	315,000	307,125
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,453,245
Denbury Resources, Inc.:
4.625% 7/15/23	1,215,000	783,675
5.5% 5/1/22	1,405,000	962,425
Ensco PLC:
4.5% 10/1/24	780,000	555,266
4.7% 3/15/21	230,000	198,490
5.2% 3/15/25	420,000	302,400
5.75% 10/1/44	1,156,000	710,940
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	185,000	101,288
9.375% 5/1/20	420,000	270,900
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	625,000	589,063
Gulfmark Offshore, Inc. 6.375% 3/15/22	405,000	170,100
Halcon Resources Corp. 8.625% 2/1/20 (c)	775,000	736,250
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)	1,810,000	1,755,700
5.75% 10/1/25 (c)	810,000	793,800
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)	575,000	586,500
Hornbeck Offshore Services, Inc.:
5% 3/1/21	40,000	22,900
5.875% 4/1/20	75,000	45,750
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (b)(d)	945,000	203,175
6.5% 5/15/19 (b)	1,365,000	293,475
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	435,000	407,813
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	960,000	976,800
NRG Yield Operating LLC 5% 9/15/26 (c)	775,000	773,063
Pacific Drilling SA 5.375% 6/1/20 (c)	445,000	129,050
Parsley Energy LLC/Parsley 6.25% 6/1/24 (c)	165,000	170,363
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (c)	2,455,000	2,333,478
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	155,000	149,963
Plains Exploration & Production Co.:
6.75% 2/1/22	635,000	635,000
6.875% 2/15/23	770,000	748,825
Range Resources Corp. 5% 3/15/23	385,000	380,188
Rice Energy, Inc.:
6.25% 5/1/22	445,000	456,125
7.25% 5/1/23	325,000	339,625
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	770,000	708,400
5.625% 11/15/23	675,000	614,250
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (d)	985,000	1,034,250
5.625% 4/15/23	3,785,000	3,983,713
5.625% 3/1/25	960,000	1,015,200
5.75% 5/15/24	1,360,000	1,445,000
6.25% 3/15/22	2,630,000	2,814,100
SM Energy Co.:
5% 1/15/24	1,345,000	1,228,994
5.625% 6/1/25	1,160,000	1,084,600
6.125% 11/15/22	1,980,000	1,925,550
6.5% 11/15/21	650,000	643,500
6.5% 1/1/23	1,650,000	1,617,000
Southwestern Energy Co.:
4.1% 3/15/22	1,940,000	1,765,400
5.8% 1/23/20 (d)	2,470,000	2,470,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	355,000	322,163
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (c)	1,680,000	1,730,400
6.375% 4/1/23 (c)	1,900,000	1,957,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,247,438
5.25% 5/1/23	330,000	334,950
6.375% 8/1/22	311,000	321,108
6.625% 10/1/20 (Reg. S)	650,000	671,938
6.75% 3/15/24 (c)	235,000	249,688
6.875% 2/1/21	660,000	683,100
Teine Energy Ltd. 6.875% 9/30/22 (c)	600,000	601,500
TerraForm Power Operating LLC 6.125% 6/15/25 (c)	405,000	412,088
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	882,000	906,255
6.125% 10/15/21	890,000	932,275
6.25% 10/15/22	2,075,000	2,196,388
Transocean, Inc. 9% 7/15/23 (c)	770,000	741,125
Weatherford International Ltd.:
4.5% 4/15/22	385,000	319,550
6.5% 8/1/36	770,000	569,800
7% 3/15/38	1,080,000	812,700
7.75% 6/15/21	1,115,000	1,103,850
8.25% 6/15/23	2,525,000	2,481,772
Weatherford International, Inc. 6.8% 6/15/37	1,770,000	1,318,650
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,180,000	1,209,500
Whiting Petroleum Corp.:
5% 3/15/19	730,000	675,250
5.75% 3/15/21	1,705,000	1,528,106
6.25% 4/1/23	465,000	406,875
WPX Energy, Inc.:
6% 1/15/22	1,195,000	1,162,138
7.5% 8/1/20	675,000	693,141
8.25% 8/1/23	730,000	759,200
		90,966,587
Entertainment/Film - 0.6%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	1,500,000	1,571,250
5.625% 2/15/24	400,000	425,500
5.875% 3/15/25	2,285,000	2,444,950
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (c)(d)	1,035,000	465,319
		4,907,019
Environmental - 1.1%
Clean Harbors, Inc. 5.125% 6/1/21	310,000	318,525
Covanta Holding Corp.:
5.875% 3/1/24	1,650,000	1,660,313
6.375% 10/1/22	1,081,000	1,124,240
7.25% 12/1/20	825,000	854,906
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	2,780,000	2,752,200
Tervita Corp.:
8% 11/15/18 (c)	1,675,000	1,637,313
9.75% 11/1/19 (c)	1,340,000	355,100
10.875% 2/15/18 (c)	1,085,000	292,950
		8,995,547
Food & Drug Retail - 2.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (c)	1,720,000	1,780,200
6.625% 6/15/24 (c)	870,000	934,032
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (c)(d)	5,460,000	3,289,650
9.25% 2/15/19 (c)	6,329,000	5,427,118
Performance Food Group, Inc. 5.5% 6/1/24 (c)	500,000	518,750
Rite Aid Corp.:
6.75% 6/15/21	1,640,000	1,728,150
7.7% 2/15/27	364,000	462,280
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (c)	5,665,000	5,084,338
		19,224,518
Food/Beverage/Tobacco - 3.2%
Bumble Bee Acquisition Corp. 9% 12/15/17 (c)	1,821,000	1,852,868
C&S Group Enterprises LLC 5.375% 7/15/22 (c)	6,515,000	6,352,125
Cott Beverages, Inc.:
5.375% 7/1/22	70,000	72,275
6.75% 1/1/20	40,000	41,900
ESAL GmbH 6.25% 2/5/23 (c)	4,585,000	4,630,850
JBS Investments GmbH:
7.25% 4/3/24 (c)	2,160,000	2,286,360
7.75% 10/28/20 (c)	2,380,000	2,528,750
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	785,000	796,775
7.25% 6/1/21 (c)	1,995,000	2,064,825
7.25% 6/1/21 (c)	605,000	626,175
Minerva Luxembourg SA 7.75% 1/31/23 (c)	3,425,000	3,602,073
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24 (c)	420,000	452,550
Post Holdings, Inc. 7.75% 3/15/24 (c)	665,000	738,981
U.S. Foods, Inc. 5.875% 6/15/24 (c)	770,000	806,575
		26,853,082
Gaming - 1.5%
Boyd Gaming Corp. 6.375% 4/1/26 (c)	395,000	420,675
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	2,155,000	2,171,163
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	345,000	376,913
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (c)	430,000	449,350
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (c)	1,100,000	1,099,313
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	767,250
8.625% 2/1/19	894,000	1,011,338
Scientific Games Corp.:
6.625% 5/15/21	2,765,000	2,053,013
7% 1/1/22 (c)	1,085,000	1,152,813
10% 12/1/22	1,485,000	1,373,625
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (c)	445,000	448,338
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	461,000	478,864
Wynn Macau Ltd. 5.25% 10/15/21 (c)	1,225,000	1,240,313
		13,042,968
Healthcare - 12.5%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	695,000	707,163
Alere, Inc. 6.5% 6/15/20	470,000	461,188
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)	1,200,000	1,180,500
AmSurg Corp. 5.625% 7/15/22	985,000	1,017,013
Centene Corp.:
4.75% 5/15/22	1,925,000	1,999,594
5.625% 2/15/21	720,000	765,900
Community Health Systems, Inc.:
5.125% 8/1/21	3,550,000	3,501,188
6.875% 2/1/22	16,401,000	13,612,830
7.125% 7/15/20	1,285,000	1,149,278
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	725,000	739,500
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,295,000	1,312,483
5.125% 7/15/24	1,500,000	1,548,750
Endo Finance LLC:
5.375% 1/15/23 (c)	1,755,000	1,588,275
5.75% 1/15/22 (c)	270,000	251,606
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (c)	2,045,000	1,855,838
6.5% 2/1/25 (c)(d)	3,800,000	3,372,500
HCA Holdings, Inc.:
4.5% 2/15/27	775,000	782,750
5.25% 6/15/26	1,105,000	1,180,969
5.375% 2/1/25	3,515,000	3,620,450
5.875% 3/15/22	620,000	682,000
5.875% 5/1/23	1,150,000	1,221,875
5.875% 2/15/26	1,300,000	1,374,750
6.25% 2/15/21	1,045,000	1,131,213
HealthSouth Corp.:
5.75% 11/1/24	1,000,000	1,037,000
5.75% 9/15/25	695,000	727,144
Horizon Pharma PLC 6.625% 5/1/23	2,860,000	2,824,250
Kindred Healthcare, Inc.:
8% 1/15/20	4,070,000	4,212,450
8.75% 1/15/23	515,000	526,588
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (c)	390,000	398,775
5.625% 10/15/23 (c)	900,000	903,375
5.75% 8/1/22 (c)	730,000	732,738
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	325,000	345,313
5.5% 5/1/24	575,000	608,063
6.375% 3/1/24	735,000	806,663
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (c)	2,545,000	2,277,775
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	2,175,000	2,215,781
5.5% 2/1/21	3,170,000	3,328,500
Teleflex, Inc. 4.875% 6/1/26	1,015,000	1,058,138
Tenet Healthcare Corp.:
4.1525% 6/15/20 (d)	1,235,000	1,236,544
4.375% 10/1/21	3,120,000	3,130,733
4.5% 4/1/21	220,000	222,090
6% 10/1/20	395,000	417,219
8.125% 4/1/22	8,809,000	8,919,113
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (c)	2,840,000	2,676,700
5.5% 3/1/23 (c)	2,050,000	1,788,625
5.625% 12/1/21 (c)	590,000	532,475
5.875% 5/15/23 (c)	5,660,000	4,980,800
6.125% 4/15/25 (c)	5,090,000	4,472,838
6.75% 8/15/21 (c)	1,270,000	1,208,088
7% 10/1/20 (c)	1,295,000	1,262,625
7.25% 7/15/22 (c)	3,835,000	3,643,250
7.5% 7/15/21 (c)	1,785,000	1,754,316
VPI Escrow Corp. 6.375% 10/15/20 (c)	3,205,000	3,060,775
		106,366,357
Homebuilders/Real Estate - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)	270,000	271,350
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (c)	470,000	465,300
6.5% 12/15/20 (c)	815,000	837,413
Communications Sales & Leasing, Inc. 8.25% 10/15/23	305,000	317,963
Kennedy-Wilson, Inc. 5.875% 4/1/24	775,000	782,750
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (c)	615,000	644,213
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (c)	2,265,000	2,318,794
TRI Pointe Homes, Inc. 5.875% 6/15/24	300,000	313,500
WCI Communities, Inc. 6.875% 8/15/21	385,000	400,400
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	351,038
7% 8/15/22	1,030,000	1,063,475
8.5% 11/15/20	880,000	926,200
		8,692,396
Hotels - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (c)	2,150,000	2,149,334
Hilton Escrow Issuer LLC 4.25% 9/1/24 (c)	1,080,000	1,100,250
		3,249,584
Insurance - 0.9%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)	510,000	527,149
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (c)	4,158,000	4,251,555
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (c)(d)	2,640,000	2,574,000
		7,352,704
Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (c)	560,000	457,800
Metals/Mining - 1.5%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (c)	280,000	298,200
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	305,000	155,550
CONSOL Energy, Inc. 5.875% 4/15/22	1,075,000	972,875
Eldorado Gold Corp. 6.125% 12/15/20 (c)	440,000	448,413
First Quantum Minerals Ltd.:
6.75% 2/15/20 (c)	950,000	836,000
7% 2/15/21 (c)	890,000	772,075
7.25% 5/15/22 (c)	245,000	210,088
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,985,000	1,726,950
3.875% 3/15/23	455,000	390,163
4.55% 11/14/24	3,465,000	3,031,875
5.4% 11/14/34	1,155,000	900,900
Novelis Corp. 6.25% 8/15/24 (c)	775,000	807,938
Peabody Energy Corp.:
6% 11/15/18 (b)	985,000	204,388
7.875% 11/1/26 (b)	330,000	68,475
10% 3/15/22 (b)(c)	750,000	240,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	450,000	412,875
Teck Resources Ltd.:
8% 6/1/21 (c)	580,000	626,038
8.5% 6/1/24 (c)	715,000	804,375
Walter Energy, Inc. 9.5% 10/15/19 (b)(c)	770,000	0
		12,907,178
Paper - 0.4%
Boise Cascade Co. 5.625% 9/1/24 (c)	335,000	341,700
NewPage Corp. 11.375% 12/31/14 (b)	4,077,567	0
Xerium Technologies, Inc. 8.875% 6/15/18	3,050,000	3,118,625
		3,460,325
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (c)	705,000	739,348
Landry's Holdings II, Inc. 10.25% 1/1/18 (c)	665,000	676,638
		1,415,986
Services - 4.2%
Algeco Scotsman Global Finance PLC 8.5% 10/15/18 (c)	1,980,000	1,752,300
Anna Merger Sub, Inc. 7.75% 10/1/22 (c)	5,460,000	5,043,675
APX Group, Inc.:
6.375% 12/1/19	1,493,000	1,532,176
7.875% 12/1/22	2,310,000	2,431,275
8.75% 12/1/20	2,205,000	2,119,556
Aramark Services, Inc.:
4.75% 6/1/26 (c)	770,000	773,927
5.125% 1/15/24	530,000	549,544
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (c)	985,000	1,002,238
5.5% 4/1/23	310,000	321,238
6.375% 4/1/24 (c)	705,000	744,128
Corrections Corp. of America 5% 10/15/22	910,000	844,025
Everi Payments, Inc. 10% 1/15/22	290,000	273,325
Garda World Security Corp. 7.25% 11/15/21 (c)	880,000	803,000
Hertz Corp.:
5.875% 10/15/20	605,000	626,931
6.25% 10/15/22	935,000	983,246
IHS Markit Ltd. 5% 11/1/22 (c)	335,000	355,938
Laureate Education, Inc. 10% 9/1/19 (c)(d)	13,225,000	12,150,469
The GEO Group, Inc. 6% 4/15/26	345,000	309,206
TMS International Corp. 7.625% 10/15/21 (c)	185,000	158,638
United Rentals North America, Inc. 5.875% 9/15/26	1,545,000	1,606,800
Western Digital Corp.:
7.375% 4/1/23 (c)	815,000	884,275
10.5% 4/1/24 (c)	605,000	683,650
		35,949,560
Steel - 0.2%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (c)	665,000	696,588
Commercial Metals Co. 4.875% 5/15/23	590,000	592,950
Evraz, Inc. NA Canada 7.5% 11/15/19 (c)	780,000	781,950
		2,071,488
Super Retail - 1.2%
Argos Merger Sub, Inc. 7.125% 3/15/23 (c)	3,580,000	3,763,475
Asbury Automotive Group, Inc. 6% 12/15/24	1,125,000	1,170,000
Chinos Intermediate Holdings A, Inc. 8.5% 5/1/19 pay-in-kind (c)(d)	2,361,262	853,990
Claire's Stores, Inc.:
6.125% 3/15/20 (c)	1,105,000	585,650
9% 3/15/19 (c)	2,900,000	1,671,850
DBP Holding Corp. 7.75% 10/15/20(c)	2,085,000	1,668,000
JC Penney Corp., Inc.:
6.375% 10/15/36	471,000	395,640
7.4% 4/1/37	595,000	535,500
		10,644,105
Technology - 2.4%
BMC Software, Inc. 7.25% 6/1/18	625,000	607,813
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	495,000	530,492
Compiler Finance Sub, Inc. 7% 5/1/21 (c)	1,145,000	532,425
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (c)	1,540,000	1,640,679
5.875% 6/15/21 (c)	1,820,000	1,924,362
6.02% 6/15/26 (c)	491,000	526,342
7.125% 6/15/24 (c)	800,000	866,684
8.1% 7/15/36 (c)	770,000	894,386
Lucent Technologies, Inc.:
6.45% 3/15/29	3,375,000	3,670,313
6.5% 1/15/28	190,000	204,250
Micron Technology, Inc.:
5.25% 1/15/24 (c)	2,455,000	2,349,410
5.5% 2/1/25	350,000	339,063
7.5% 9/15/23 (c)	1,220,000	1,345,050
Open Text Corp. 5.875% 6/1/26 (c)	770,000	806,460
Parametric Technology Corp. 6% 5/15/24	280,000	302,750
Qorvo, Inc. 6.75% 12/1/23 (c)	770,000	838,338
Sabre GLBL, Inc. 5.25% 11/15/23 (c)	705,000	724,388
Sanmina Corp. 4.375% 6/1/19 (c)	480,000	501,000
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)	820,000	908,150
VeriSign, Inc. 4.625% 5/1/23	695,000	710,638
		20,222,993
Telecommunications - 8.9%
Altice Financing SA:
6.5% 1/15/22 (c)	4,065,000	4,278,413
6.625% 2/15/23 (c)	1,565,000	1,629,556
7.5% 5/15/26 (c)	1,715,000	1,805,038
Altice Finco SA:
7.625% 2/15/25 (c)	200,000	202,500
8.125% 1/15/24 (c)	2,985,000	3,126,788
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,086,000
Columbus International, Inc. 7.375% 3/30/21 (c)	5,230,000	5,596,100
CommScope Technologies Finance LLC 6% 6/15/25 (c)	405,000	429,806
Digicel Group Ltd.:
6% 4/15/21 (c)	2,035,000	1,859,481
6.75% 3/1/23 (c)	340,000	310,250
Frontier Communications Corp.:
8.875% 9/15/20	455,000	495,950
10.5% 9/15/22	695,000	756,247
11% 9/15/25	2,375,000	2,565,000
GCI, Inc. 6.875% 4/15/25	1,835,000	1,890,050
Inmarsat Finance PLC 4.875% 5/15/22 (c)	395,000	385,204
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,410,000	1,644,825
6.625% 12/15/22 (Reg. S)	55,000	47,300
7.5% 4/1/21	765,000	575,663
8% 2/15/24 (c)	790,000	792,963
Intelsat Luxembourg SA 7.75% 6/1/21	1,185,000	349,575
Level 3 Financing, Inc.:
5.125% 5/1/23	2,010,000	2,087,888
5.25% 3/15/26 (c)	790,000	818,638
5.375% 1/15/24	1,765,000	1,851,044
5.375% 5/1/25	335,000	351,750
5.625% 2/1/23	830,000	869,425
Millicom International Cellular SA 4.75% 5/22/20 (c)	410,000	414,715
Neptune Finco Corp.:
6.625% 10/15/25 (c)	3,340,000	3,628,075
10.125% 1/15/23 (c)	1,475,000	1,684,266
10.875% 10/15/25 (c)	1,485,000	1,741,163
Sable International Finance Ltd. 6.875% 8/1/22 (c)	1,545,000	1,599,075
SFR Group SA:
6% 5/15/22 (c)	1,865,000	1,906,030
6.25% 5/15/24 (c)	695,000	700,213
7.375% 5/1/26 (c)	1,955,000	2,018,538
Sprint Capital Corp.:
6.875% 11/15/28	1,685,000	1,516,500
6.9% 5/1/19	2,020,000	2,040,200
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,208,175
Sprint Corp.:
7.125% 6/15/24	2,595,000	2,419,838
7.25% 9/15/21	2,850,000	2,817,938
7.875% 9/15/23	3,935,000	3,824,781
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,219,046
6% 4/15/24	1,410,000	1,501,650
6.125% 1/15/22	1,155,000	1,218,525
6.5% 1/15/26	630,000	689,456
6.625% 4/1/23	3,625,000	3,867,404
ViaSat, Inc. 6.875% 6/15/20	870,000	900,450
Wind Acquisition Finance SA:
4.75% 7/15/20 (c)	2,455,000	2,485,688
7.375% 4/23/21 (c)	690,000	710,700
		75,917,880
Transportation Ex Air/Rail - 1.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)	2,170,000	1,649,200
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (c)	4,975,000	2,611,875
8.125% 2/15/19	2,475,000	1,398,375
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)	420,000	291,900
Teekay Corp.:
8.5% 1/15/20 (c)	705,000	588,675
8.5% 1/15/20	2,700,000	2,295,000
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (b)	1,230,000	246,000
		9,081,025
Utilities - 3.9%
Calpine Corp. 5.5% 2/1/24	2,045,000	2,039,888
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,655,000	1,669,068
Dynegy, Inc.:
7.375% 11/1/22	5,090,000	5,026,375
7.625% 11/1/24	9,515,000	9,324,700
GenOn Energy, Inc. 9.875% 10/15/20	280,000	197,400
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,025,000	922,500
7% 6/15/23	2,475,000	2,252,250
InterGen NV 7% 6/30/23 (c)	4,780,000	3,919,600
NRG Energy, Inc. 7.875% 5/15/21	301,000	313,793
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	834,982	893,431
PPL Energy Supply LLC:
4.6% 12/15/21	1,695,000	1,326,338
6.5% 6/1/25	810,000	694,478
RJS Power Holdings LLC 4.625% 7/15/19 (c)	3,190,000	2,998,600
The AES Corp.:
3.6731% 6/1/19 (d)	180,000	180,000
6% 5/15/26	1,515,000	1,607,794
		33,366,215

TOTAL NONCONVERTIBLE BONDS		684,996,273

TOTAL CORPORATE BONDS
(Cost $693,134,798)		685,303,983

Commercial Mortgage Securities - 0.0%
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (c)(d)
(Cost $7,118)	10,410	8,413
	Shares	Value

Common Stocks - 0.1%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. (e)	13,838	483,776
Chassix Holdings, Inc. warrants (e)	3,722	39,304

TOTAL AUTOMOTIVE & AUTO PARTS		523,080

Banks & Thrifts - 0.0%
CIT Group, Inc.	9,691	357,404
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (f)	399	56,095
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (e)	78,000	101,400
TOTAL COMMON STOCKS
(Cost $2,796,779)		1,037,979

Convertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.3%
Bank of America Corp. Series L 7.25% (e)	2,366	2,936,182
Energy - 0.2%
Chesapeake Energy Corp. Series A 5.75%	3,500	1,413,125
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,424,860)		4,349,307
	Principal Amount	Value

Bank Loan Obligations - 8.2%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (d)	612,079	610,616
Tranche D, term loan 3.75% 6/4/21 (d)	945,700	943,184

TOTAL AEROSPACE		1,553,800

Air Transportation - 0.1%
XPO Logistics, Inc. Tranche B2 1LN, term loan 4.25% 10/30/21 (d)	785,000	788,438
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	161,605	161,605
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (d)	521,274	520,977
Cable/Satellite TV - 0.2%
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (d)	239,399	240,296
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (d)	393,985	394,587
Tranche F, term loan 3% 1/3/21 (d)	747,963	748,479
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (d)	785,000	781,075

TOTAL CABLE/SATELLITE TV		2,164,437

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (d)	1,509,319	1,508,760
SRAM LLC. Tranche B, term loan 4.0184% 4/10/20 (d)	642,139	614,848

TOTAL CAPITAL GOODS		2,123,608

Chemicals - 0.2%
MacDermid, Inc. Tranche B 1LN, term loan 5.5% 6/7/20 (d)	937,968	937,386
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (d)	402,318	403,951
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	513,676	507,255

TOTAL CHEMICALS		1,848,592

Diversified Financial Services - 0.1%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (d)	611,667	613,196
Diversified Media - 0.0%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (d)	388,402	387,086
Energy - 0.5%
California Resources Corp. Tranche 1LN, term loan 12/31/21 (g)	825,000	864,188
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/16/21 (d)	1,155,000	1,191,094
Energy Transfer Equity LP Tranche B, term loan 3.2924% 12/2/19 (d)	1,420,000	1,393,375
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	1,175,000	563,025

TOTAL ENERGY		4,011,682

Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (d)	765,625	766,008
Environmental - 0.5%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (d)	4,586,811	4,580,115
Food & Drug Retail - 0.2%
Albertson's LLC:
Tranche B 4LN, term loan 4.5% 8/25/21 (d)	1,236,877	1,241,676
Tranche B 6LN, term loan 4.75% 6/22/23 (d)	350,476	352,327

TOTAL FOOD & DRUG RETAIL		1,594,003

Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	4,383,737	4,213,867
Healthcare - 0.8%
Community Health Systems, Inc. Tranche H, term loan 4% 1/27/21 (d)	775,000	742,613
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (d)	1,411,373	1,359,618
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (d)	1,187,412	1,174,553
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (d)	1,574,332	1,535,966
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (d)	627,063	629,025
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 5.25% 8/5/20 (d)	1,435,309	1,432,625

TOTAL HEALTHCARE		6,874,400

Homebuilders/Real Estate - 0.1%
Realogy Group LLC Tranche B, term loan 3.75% 7/20/22 (d)	580,000	582,900
Hotels - 0.1%
ESH Hospitality, Inc. Tranche B, term loan 8/30/23 (g)	775,000	776,612
Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (d)	4,174,835	4,157,885
Lonestar Intermediate Super Holdings LLC term loan 10% 8/10/21 pay-in-kind (d)	130,000	129,318

TOTAL INSURANCE		4,287,203

Services - 1.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (d)	1,987,933	1,932,430
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (d)	1,388,050	1,391,950
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	1,608,072	1,587,569
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (d)	1,117,747	1,099,584
Tranche DD, term loan 4.0039% 11/8/20 (d)	285,935	281,289
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21 (d)	6,560,947	6,517,907

TOTAL SERVICES		12,810,729

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (d)	695,000	699,782
Super Retail - 1.0%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (d)	1,757,864	1,642,143
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (d)	3,699,000	2,914,812
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (d)	436,663	409,372
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (d)	2,158,732	2,161,798
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	1,199,309	1,161,831

TOTAL SUPER RETAIL		8,289,956

Technology - 0.3%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (d)	957,627	913,136
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	621,467	620,690
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (d)	823,351	820,609

TOTAL TECHNOLOGY		2,354,435

Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	1,712,941	1,689,919
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (d)	3,905,000	3,905,625
Texas Competitive Electric Holdings Co. LLC:
term loan 5% 10/31/17 (d)	365,857	366,680
Tranche B, term loan 5% 10/31/17 (d)	1,604,143	1,607,752

TOTAL UTILITIES		7,569,976

TOTAL BANK LOAN OBLIGATIONS
(Cost $69,501,239)		69,573,407

Preferred Securities - 5.0%
Banks & Thrifts - 5.0%
Bank of America Corp.:
6.1% (d)(h)	1,850,000	1,996,331
6.25% (d)(h)	1,320,000	1,426,353
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,843,689
Barclays PLC:
6.625% (d)(h)	6,135,000	5,922,067
8.25% (d)(h)	1,460,000	1,521,090
Citigroup, Inc.:
5.875% (d)(h)	7,585,000	7,890,100
6.3% (d)(h)	1,670,000	1,759,613
Credit Agricole SA:
6.625% (c)(d)(h)	1,410,000	1,386,343
7.875% (c)(d)(h)	1,995,000	2,072,266
8.125% (c)(d)(h)	780,000	849,104
Credit Suisse Group AG:
6.25% (c)(d)(h)	560,000	555,267
7.5% (c)(d)(h)	855,000	915,537
Deutsche Bank AG 7.5% (d)(h)	1,200,000	1,041,492
Goldman Sachs Group, Inc. 5.375% (d)(h)	1,005,000	1,032,789
JPMorgan Chase & Co.:
5.3% (d)(h)	1,675,000	1,739,219
6.125% (d)(h)	470,000	512,947
6.75% (d)(h)	910,000	1,031,390
Lloyds Banking Group PLC 7.5% (d)(h)	1,960,000	2,018,214
Royal Bank of Scotland Group PLC:
7.5% (d)(h)	2,815,000	2,703,356
8% (d)(h)	590,000	579,023
8.625% (d)(h)	1,090,000	1,116,088
Societe Generale:
6% (c)(d)(h)	220,000	204,809
8% (c)(d)(h)	1,740,000	1,831,634
TOTAL PREFERRED SECURITIES
(Cost $41,909,301)		42,948,721
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.42% (i)
(Cost $45,094,918)	45,094,918	45,094,918
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $856,869,013)		848,316,728
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,091,957
NET ASSETS - 100%		$852,408,685

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Non-income producing - Security is in default.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $346,480,651 or 40.6% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,095 or 0.0% of net assets.

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	4/11/14 - 7/8/14	$771,969

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$109,383
Total	$109,383

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$523,080	$--	$--	$523,080
Energy	1,469,220	--	1,413,125	56,095
Financials	3,293,586	3,293,586	--	--
Telecommunication Services	101,400	101,400	--	--
Corporate Bonds	685,303,983	--	685,303,983	--
Commercial Mortgage Securities	8,413	--	--	8,413
Bank Loan Obligations	69,573,407	--	69,411,802	161,605
Preferred Securities	42,948,721	--	42,948,721	--
Money Market Funds	45,094,918	45,094,918	--	--
Total Investments in Securities:	$848,316,728	$48,489,904	$799,077,631	$749,193

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.7%
Luxembourg	5.3%
Canada	4.6%
Ireland	3.3%
United Kingdom	2.9%
Bermuda	1.6%
France	1.3%
Netherlands	1.2%
Marshall Islands	1.2%
Austria	1.1%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $811,774,095)	$803,221,810
Fidelity Central Funds (cost $45,094,918)	45,094,918
Total Investments (cost $856,869,013)		$848,316,728
Cash		1,282,880
Receivable for investments sold		2,665,987
Dividends receivable		83,524
Interest receivable		12,985,917
Distributions receivable from Fidelity Central Funds		16,462
Total assets		865,351,498
Liabilities
Payable for investments purchased	$9,254,959
Distributions payable	3,685,406
Other payables and accrued expenses	2,448
Total liabilities		12,942,813
Net Assets		$852,408,685
Net Assets consist of:
Paid in capital		$860,960,970
Net unrealized appreciation (depreciation) on investments		(8,552,285)
Net Assets, for 7,691,599 shares outstanding		$852,408,685
Net Asset Value, offering price and redemption price per share ($852,408,685 ÷ 7,691,599 shares)		$110.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Dividends		$3,006,055
Interest		51,677,655
Income from Fidelity Central Funds		109,383
Total income		54,793,093
Expenses
Custodian fees and expenses	$14,425
Independent directors' fees and expenses	3,478
Total expenses before reductions	17,903
Expense reductions	(4,495)	13,408
Net investment income (loss)		54,779,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,146,194)
Total net realized gain (loss)		(16,146,194)
Change in net unrealized appreciation (depreciation) on investment securities		24,505,879
Net gain (loss)		8,359,685
Net increase (decrease) in net assets resulting from operations		$63,139,370

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,779,685	$50,834,943
Net realized gain (loss)	(16,146,194)	1,334,577
Change in net unrealized appreciation (depreciation)	24,505,879	(65,952,035)
Net increase (decrease) in net assets resulting from operations	63,139,370	(13,782,515)
Distributions to partners from net investment income	(51,667,996)	(49,370,120)
Affiliated share transactions
Proceeds from sales of shares	40,817,659	–
Reinvestment of distributions	7,898,787	38,425,889
Cost of shares redeemed	–	(55,056,000)
Net increase (decrease) in net assets resulting from share transactions	48,716,446	(16,630,111)
Total increase (decrease) in net assets	60,187,820	(79,782,746)
Net Assets
Beginning of period	792,220,865	872,003,611
End of period	$852,408,685	$792,220,865
Other Information
Shares
Sold	399,851	–
Issued in reinvestment of distributions	75,168	335,021
Redeemed	–	(480,000)
Net increase (decrease)	475,019	(144,979)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity High Income Central Fund 2

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$109.78	$118.45	$114.34	$113.92	$106.05
Income from Investment Operations
Net investment income (loss)A	7.278	7.064	7.292	7.828	8.659
Net realized and unrealized gain (loss)	.631	(8.871)	3.876	(.180)	6.901
Total from investment operations	7.909	(1.807)	11.168	7.648	15.560
Distributions to partners from net investment income	(6.869)	(6.863)	(7.058)	(7.228)	(7.690)
Net asset value, end of period	$110.82	$109.78	$118.45	$114.34	$113.92
Total ReturnB	7.75%	(1.58)%	9.97%	6.79%	15.22%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	6.93%	6.19%	6.20%	6.73%	7.93%
Supplemental Data
Net assets, end of period (000 omitted)	$852,409	$792,221	$872,004	$790,909	$740,594
Portfolio turnover rateF	47%	40%	56%	42%	36%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$33,714,683
Gross unrealized depreciation	(42,852,119)
Net unrealized appreciation (depreciation) on securities	$(9,137,436)
Tax Cost	$857,454,164

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $402,589,876 and $349,902,160, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,193.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,478.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,017.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,316,020 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity High Income Central Fund 2:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 2 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 2 as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 19, 2016

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2004

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.0022%	$1,000.00	$1,153.10	$.01
Hypothetical-C		$1,000.00	$1,025.13	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 2

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FMRC, the sub-advisers (together with FMRC, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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HICII-ANN-1016
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Fidelity® Specialized High Income Central Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Specialized High Income Central Fund	7.39%	6.72%	7.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill Lynch℠ BB US High Yield Constrained Index performed over the same period.

Period Ending Values
$19,984	Fidelity® Specialized High Income Central Fund
$21,568	The BofA Merrill Lynch℠ BB US High Yield Constrained Index

Management's Discussion of Fund Performance

Market Recap:  U.S. corporate high-yield bonds staged a dramatic rebound during the year ending August 31, 2016, with The BofA Merrill Lynch U.S. High Yield Constrained Index sharply reversing course in February and gaining 9.22% for the full 12 months. The first half of the period was volatile, as falling oil prices and mounting fears of an economic slowdown in China weighed on high-yield bonds. Market turbulence reached a peak on February 11, after which high yield began to benefit from incremental improvement across a broad range of global issues. The recovery accelerated in March and April, as demand for riskier assets offering higher yields strengthened, and continued in May amid a six-month high for oil prices. The high-yield rally was briefly disrupted in June, as the referendum vote by the United Kingdom to exit the European Union, dubbed “Brexit,” surprised investors and reverberated throughout global markets. However, as investors reassessed the broader impact of Brexit in the days following the vote, credit-sensitive securities rose once again. Reflecting a more favorable environment for riskier assets during the period's second half, lower-quality bonds within the index fared best. From a sector/industry perspective, metals/mining (+19%) was among the best-performing groups, rallying in step with recovering commodities prices.

Comments from Portfolio Manager Matthew Conti:  For the year, the fund gained 7.39%, trailing the 9.75% return of its benchmark, The BofA Merrill Lynch BB US High Yield Constrained Index. From a credit-quality perspective, security selection among BB-rated and B-rated bonds notably hampered performance versus the benchmark. At the sector/industry level, bond picks in energy, telecommunications and transportation ex air/rail, along with an underweighting in metals/mining, detracted from relative performance. On the plus side, selections in steel and banks & thrifts aided our relative result, as did avoiding the poor-performing insurance industry. The primary individual detractor was untimely positioning in oil & gas exploration & production company Denbury Resources. I sold the fund’s position in February on concern about Denbury’s liquidity. Unfortunately, the fund missed out on a rally in Denbury’s bonds amid a rebound in commodities prices in the months after the sale. A non-benchmark position in dry bulk commodities shipper Navios Maritime and a sizable overweighting in wireless communications provider Sprint Nextel also worked against relative performance. Conversely, underweighting two energy companies in the benchmark – Chesapeake Energy and SM Energy – yielded the top individual relative contributors. I sold these holdings, along with Navios Maritime, during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
T-Mobile U.S.A., Inc.	3.9	3.9
Sabine Pass Liquefaction LLC	3.5	2.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.1	3.0
Steel Dynamics, Inc.	2.6	2.5
Wynn Macau Ltd.	2.4	2.1
	15.5

Top Five Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Banks & Thrifts	11.0	11.3
Telecommunications	10.7	10.6
Energy	10.6	8.0
Diversified Financial Services	9.7	10.4
Technology	6.5	5.9

Quality Diversification (% of fund's net assets)

As of August 31, 2016
BBB	3.0%
BB	76.2%
B	16.0%
Short-Term Investments and Net Other Assets	4.8%

As of February 29, 2016
BBB	4.1%
BB	75.1%
B	16.7%
CCC,CC,C	0.1%
Short-Term Investments and Net Other Assets	4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Nonconvertible Bonds	79.5%
Bank Loan Obligations	5.3%
Other Investments	10.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.8%

 * Foreign investments - 25.4%

As of February 29, 2016 *
Nonconvertible Bonds	78.1%
Bank Loan Obligations	6.5%
Other Investments	11.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

 * Foreign investments - 25.3%

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.5%
	Principal Amount	Value
Aerospace - 0.3%
Orbital ATK, Inc. 5.5% 10/1/23	$1,965,000	$2,068,163
Air Transportation - 1.5%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,710,000	1,675,800
Allegiant Travel Co. 5.5% 7/15/19	7,140,000	7,443,450
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	401,357	444,503
5.5% 4/29/22	732,113	772,379
9.25% 5/10/17	127,519	133,258
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	624,948	714,784
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	875,738	917,335

TOTAL AIR TRANSPORTATION		12,101,509

Automotive & Auto Parts - 1.0%
Tenneco, Inc. 5% 7/15/26	670,000	690,100
The Goodyear Tire & Rubber Co. 5% 5/31/26	2,030,000	2,125,146
ZF North America Capital, Inc.:
4% 4/29/20 (a)	1,170,000	1,242,394
4.75% 4/29/25 (a)	3,790,000	4,022,138

TOTAL AUTOMOTIVE & AUTO PARTS		8,079,778

Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.25% 4/15/21	1,520,000	1,565,600
5.75% 11/20/25	1,700,000	1,808,375
Royal Bank of Scotland Group PLC 5.125% 5/28/24	3,630,000	3,672,685

TOTAL BANKS & THRIFTS		7,046,660

Broadcasting - 0.3%
AMC Networks, Inc. 5% 4/1/24	1,150,000	1,178,750
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	930,000	956,738

TOTAL BROADCASTING		2,135,488

Building Materials - 2.2%
Building Materials Corp. of America:
5.375% 11/15/24 (a)	7,395,000	7,866,431
6% 10/15/25 (a)	1,710,000	1,874,588
Eagle Materials, Inc. 4.5% 8/1/26	1,000,000	1,016,897
Masco Corp.:
3.5% 4/1/21	810,000	845,438
4.375% 4/1/26	1,030,000	1,102,100
Standard Industries, Inc. 5.125% 2/15/21 (a)	2,120,000	2,239,250
USG Corp. 5.5% 3/1/25 (a)	3,435,000	3,726,975

TOTAL BUILDING MATERIALS		18,671,679

Cable/Satellite TV - 3.7%
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	6,920,000	7,240,050
5.5% 5/15/26 (a)	2,025,000	2,136,375
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	550,000	577,500
5.125% 5/1/23 (a)	2,260,000	2,377,949
5.5% 5/1/26 (a)	2,510,000	2,657,463
5.75% 2/15/26 (a)	1,570,000	1,679,900
5.875% 4/1/24 (a)	2,130,000	2,295,075
Cogeco Communications, Inc. 4.875% 5/1/20 (a)	2,545,000	2,640,438
DISH DBS Corp.:
5.125% 5/1/20	3,280,000	3,394,800
7.75% 7/1/26 (a)	1,490,000	1,589,815
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,140,000	1,188,450
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	650,000	667,875
5.5% 8/15/26 (a)	2,205,000	2,304,225

TOTAL CABLE/SATELLITE TV		30,749,915

Capital Goods - 0.0%
Belden, Inc. 5.25% 7/15/24 (a)	330,000	334,950
Consumer Products - 0.4%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	3,525,000	3,674,813
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6525% 12/15/19 (a)(b)	4,505,000	4,550,050
4.067% 5/15/21 (a)(b)	1,525,000	1,551,688
4.625% 5/15/23 (a)	2,510,000	2,553,925
Graphic Packaging International, Inc. 4.125% 8/15/24	1,090,000	1,100,900

TOTAL CONTAINERS		9,756,563

Diversified Financial Services - 9.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,990,000	2,064,625
4.25% 7/1/20	1,590,000	1,669,500
4.625% 7/1/22	1,410,000	1,496,363
5% 10/1/21	4,690,000	5,053,475
Aircastle Ltd.:
5% 4/1/23	520,000	551,200
5.125% 3/15/21	4,735,000	5,137,475
6.25% 12/1/19	8,390,000	9,281,438
FLY Leasing Ltd.:
6.375% 10/15/21	1,665,000	1,681,650
6.75% 12/15/20	3,145,000	3,231,488
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,294,000	2,282,530
5.875% 2/1/22	22,275,000	20,799,257
6% 8/1/20	2,965,000	2,850,106
ILFC E-Capital Trust II 4.23% 12/21/65 (a)(b)	1,545,000	1,251,450
International Lease Finance Corp.:
4.625% 4/15/21	510,000	540,855
6.25% 5/15/19	2,165,000	2,355,953
MSCI, Inc.:
4.75% 8/1/26 (a)	865,000	887,706
5.25% 11/15/24 (a)	3,460,000	3,676,250
Navient Corp.:
5% 10/26/20	170,000	170,850
5.875% 3/25/21	1,190,000	1,206,363
5.875% 10/25/24	570,000	537,225
SLM Corp.:
4.875% 6/17/19	4,795,000	4,842,950
5.5% 1/15/19	2,485,000	2,553,338
5.5% 1/25/23	4,755,000	4,517,250

TOTAL DIVERSIFIED FINANCIAL SERVICES		78,639,297

Energy - 10.6%
Antero Resources Corp.:
5.125% 12/1/22	6,170,000	6,092,875
5.625% 6/1/23 (Reg. S)	4,530,000	4,541,325
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (a)	1,070,000	1,144,900
Concho Resources, Inc. 5.5% 4/1/23	675,000	696,938
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,061,000	1,798,882
Energy Transfer Equity LP:
5.5% 6/1/27	1,165,000	1,167,913
5.875% 1/15/24	1,185,000	1,214,625
Ensco PLC 5.2% 3/15/25	2,005,000	1,443,600
Forum Energy Technologies, Inc. 6.25% 10/1/21	3,605,000	3,415,738
Gibson Energy, Inc. 6.75% 7/15/21 (a)	2,895,000	2,938,425
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	5,677,000	5,506,690
5.75% 10/1/25 (a)	1,125,000	1,102,500
7.625% 4/15/21 (a)	290,000	297,975
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,641,000	1,669,718
NRG Yield Operating LLC 5% 9/15/26 (a)	1,505,000	1,501,238
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,525,000	1,572,656
Pride International, Inc. 6.875% 8/15/20	1,645,000	1,616,032
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	6,450,000	6,772,500
5.625% 3/1/25	10,850,000	11,473,875
5.75% 5/15/24	7,260,000	7,713,750
5.875% 6/30/26 (a)	1,490,000	1,594,300
6.25% 3/15/22	1,165,000	1,246,550
Southwestern Energy Co. 5.8% 1/23/20 (b)	1,150,000	1,150,000
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (a)	1,650,000	1,674,915
6.375% 4/1/23 (a)	3,030,000	3,120,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,110,000	1,118,325
5% 1/15/18	3,115,000	3,177,300
5.25% 5/1/23	275,000	279,125
6.75% 3/15/24 (a)	1,640,000	1,742,500
6.875% 2/1/21	980,000	1,014,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	485,000	516,525
5.875% 10/1/20	620,000	637,050
6.125% 10/15/21	350,000	366,625
6.25% 10/15/22	935,000	989,698
The Williams Companies, Inc.:
3.7% 1/15/23	1,500,000	1,455,000
4.55% 6/24/24	2,000,000	2,045,000
Weatherford International Ltd.:
7.75% 6/15/21	1,110,000	1,098,900
8.25% 6/15/23	1,490,000	1,464,491

TOTAL ENERGY		88,373,659

Environmental - 0.4%
Covanta Holding Corp. 5.875% 3/1/24	3,400,000	3,421,250
Food & Drug Retail - 0.4%
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	545,000	563,394
Tesco PLC 6.15% 11/15/37 (a)	3,055,000	3,109,257

TOTAL FOOD & DRUG RETAIL		3,672,651

Food/Beverage/Tobacco - 5.4%
Darling International, Inc. 5.375% 1/15/22	1,625,000	1,706,250
ESAL GmbH 6.25% 2/5/23 (a)	11,680,000	11,796,800
JBS Investments GmbH:
7.25% 4/3/24 (a)	4,285,000	4,535,673
7.75% 10/28/20 (a)	2,755,000	2,927,188
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	5,010,000	5,172,825
7.25% 6/1/21 (a)	865,000	895,275
7.25% 6/1/21 (a)	2,335,000	2,416,725
8.25% 2/1/20 (a)	3,235,000	3,364,400
Minerva Luxembourg SA 7.75% 1/31/23 (a)	4,090,000	4,301,453
Vector Group Ltd. 7.75% 2/15/21	7,568,000	8,003,160

TOTAL FOOD/BEVERAGE/TOBACCO		45,119,749

Gaming - 4.6%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,145,000	1,208,296
5.375% 4/15/26	355,000	387,838
MCE Finance Ltd. 5% 2/15/21 (a)	11,380,000	11,477,504
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (a)	1,080,000	1,079,325
Scientific Games Corp. 7% 1/1/22 (a)	3,320,000	3,527,500
Wynn Macau Ltd. 5.25% 10/15/21 (a)	20,115,000	20,366,438

TOTAL GAMING		38,046,901

Healthcare - 2.3%
HCA Holdings, Inc.:
4.5% 2/15/27	1,995,000	2,014,950
5% 3/15/24	515,000	545,900
5.25% 6/15/26	3,870,000	4,136,063
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	365,000	373,213
5.5% 4/15/25 (a)	345,000	339,825
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	325,000	345,313
6.375% 3/1/24	960,000	1,053,600
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	665,000	677,469
5.5% 2/1/21	5,385,000	5,654,250
Teleflex, Inc. 4.875% 6/1/26	2,465,000	2,569,763
Universal Health Services, Inc. 4.75% 8/1/22 (a)	1,285,000	1,333,188

TOTAL HEALTHCARE		19,043,534

Homebuilders/Real Estate - 3.0%
CBRE Group, Inc. 5% 3/15/23	8,910,000	9,410,510
Howard Hughes Corp. 6.875% 10/1/21 (a)	800,000	840,000
Lennar Corp.:
4.75% 4/1/21	2,115,000	2,269,395
4.875% 12/15/23	1,310,000	1,372,225
Meritage Homes Corp. 6% 6/1/25	1,485,000	1,581,525
PulteGroup, Inc.:
4.25% 3/1/21	3,080,000	3,235,910
5% 1/15/27	1,000,000	1,022,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,680,000	1,726,200
5.625% 3/1/24 (a)	1,500,000	1,535,625
5.875% 4/15/23 (a)	785,000	820,325
VEREIT Operating Partnership LP:
4.125% 6/1/21	710,000	741,950
4.875% 6/1/26	710,000	765,025

TOTAL HOMEBUILDERS/REAL ESTATE		25,321,190

Hotels - 0.2%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	1,815,000	1,849,031
Leisure - 0.7%
NCL Corp. Ltd. 4.625% 11/15/20 (a)	2,290,000	2,314,938
Speedway Motorsports, Inc. 5.125% 2/1/23	3,110,000	3,211,075

TOTAL LEISURE		5,526,013

Metals/Mining - 1.1%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,830,000	2,462,100
3.875% 3/15/23	2,095,000	1,796,463
4.55% 11/14/24	1,305,000	1,141,875
Lundin Mining Corp. 7.5% 11/1/20 (a)	3,545,000	3,739,975

TOTAL METALS/MINING		9,140,413

Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (a)	1,855,000	1,898,407
Publishing/Printing - 0.5%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,770,000	2,804,625
7.875% 3/15/21	1,535,000	1,669,313

TOTAL PUBLISHING/PRINTING		4,473,938

Services - 3.4%
APX Group, Inc. 6.375% 12/1/19	18,825,000	19,318,968
Aramark Services, Inc.:
4.75% 6/1/26 (a)	1,015,000	1,020,177
5.125% 1/15/24 (a)	1,015,000	1,052,428
United Rentals North America, Inc.:
4.625% 7/15/23	5,692,000	5,823,201
5.5% 7/15/25	1,040,000	1,072,500

TOTAL SERVICES		28,287,274

Steel - 2.6%
Steel Dynamics, Inc.:
5.125% 10/1/21	8,800,000	9,152,000
5.25% 4/15/23	1,300,000	1,352,000
5.5% 10/1/24	7,410,000	7,817,550
6.125% 8/15/19	3,137,000	3,238,953

TOTAL STEEL		21,560,503

Super Retail - 0.6%
L Brands, Inc.:
6.75% 7/1/36	1,495,000	1,606,378
6.875% 11/1/35	1,010,000	1,103,425
Sally Holdings LLC 5.625% 12/1/25	2,050,000	2,220,150

TOTAL SUPER RETAIL		4,929,953

Technology - 6.4%
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,020,000	1,994,750
Lucent Technologies, Inc.:
6.45% 3/15/29	4,490,000	4,882,875
6.5% 1/15/28	515,000	553,625
Micron Technology, Inc.:
5.25% 8/1/23 (a)	2,135,000	2,065,613
5.25% 1/15/24 (a)	695,000	665,108
5.5% 2/1/25	1,765,000	1,709,844
5.625% 1/15/26 (a)	3,060,000	2,922,300
NCR Corp.:
4.625% 2/15/21	570,000	576,014
5% 7/15/22	1,665,000	1,698,300
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	4,717,000	4,829,029
6% 7/1/24 (a)	1,995,000	2,074,800
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,490,000	2,530,463
4.125% 6/1/21 (a)	4,975,000	5,203,850
4.625% 6/15/22 (a)	2,450,000	2,580,144
4.625% 6/1/23 (a)	995,000	1,049,725
Open Text Corp. 5.875% 6/1/26 (a)	2,635,000	2,759,767
Qorvo, Inc.:
6.75% 12/1/23 (a)	6,450,000	7,022,438
7% 12/1/25 (a)	3,345,000	3,704,588
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	1,240,000	1,302,124
Sensata Technologies BV 5% 10/1/25 (a)	1,460,000	1,511,100
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,410,000	1,545,713

TOTAL TECHNOLOGY		53,182,170

Telecommunications - 10.7%
Altice Financing SA:
6.5% 1/15/22 (a)	890,000	936,725
6.625% 2/15/23 (a)	3,480,000	3,623,550
7.5% 5/15/26 (a)	6,520,000	6,862,300
Columbus International, Inc. 7.375% 3/30/21 (a)	6,331,000	6,774,170
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,455,000	5,427,725
Hughes Satellite Systems Corp.:
5.25% 8/1/26 (a)	1,985,000	1,969,100
6.625% 8/1/26 (a)	995,000	987,538
Millicom International Cellular SA 6% 3/15/25 (a)	3,395,000	3,475,631
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,240,000	3,353,400
Sprint Communications, Inc.:
7% 3/1/20 (a)	5,855,000	6,279,488
9% 11/15/18 (a)	3,760,000	4,140,700
T-Mobile U.S.A., Inc.:
6% 3/1/23	5,535,000	5,867,321
6% 4/15/24	1,450,000	1,544,250
6.375% 3/1/25	5,795,000	6,229,625
6.464% 4/28/19	4,455,000	4,544,100
6.5% 1/15/24	1,700,000	1,827,500
6.5% 1/15/26	1,360,000	1,488,350
6.542% 4/28/20	2,030,000	2,095,975
6.625% 4/1/23	6,980,000	7,446,753
6.731% 4/28/22	1,620,000	1,703,025
Telecom Italia Capital SA 6% 9/30/34	2,501,000	2,513,755
Telecom Italia SpA 5.303% 5/30/24 (a)	2,000,000	2,060,000
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	8,170,000	8,272,125

TOTAL TELECOMMUNICATIONS		89,423,106

Utilities - 5.5%
Calpine Corp. 5.25% 6/1/26 (a)	3,125,000	3,171,875
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	8,237,000	8,307,015
DPL, Inc. 6.75% 10/1/19	3,375,000	3,408,750
NRG Energy, Inc.:
6.25% 5/1/24	2,355,000	2,337,338
6.625% 1/15/27 (a)	1,530,000	1,532,861
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,630,463	8,164,596
PPL Energy Supply LLC 6.5% 6/1/25	620,000	531,576
RJS Power Holdings LLC 4.625% 7/15/19 (a)	6,480,000	6,091,200
The AES Corp.:
3.6731% 6/1/19 (b)	204,000	204,000
4.875% 5/15/23	4,580,000	4,637,250
6% 5/15/26	1,555,000	1,650,244
7.375% 7/1/21	5,414,000	6,212,565

TOTAL UTILITIES		46,249,270

TOTAL NONCONVERTIBLE BONDS
(Cost $640,064,260)		662,777,827

Bank Loan Obligations - 5.3%
Aerospace - 0.4%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	3,336,297	3,327,422
Air Transportation - 0.8%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	6,558,750	6,561,833
Cable/Satellite TV - 0.5%
CSC Holdings LLC Tranche B, term loan 5% 10/9/22(b)	2,324,175	2,342,094
Ziggo Secured Finance Partnership Tranche D, term loan 8/31/24(c)	1,635,000	1,628,869

TOTAL CABLE/SATELLITE TV		3,970,963

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	1,768,250	1,767,595
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	1,645,379	1,651,039
Food & Drug Retail - 0.0%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (b)	350,476	352,327
Gaming - 0.4%
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	3,324,375	3,322,081
Healthcare - 1.1%
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.28% 10/20/18 (b)	1,201,493	1,200,496
Tranche BD 2LN, term loan 5% 2/13/19 (b)	8,093,010	8,079,494

TOTAL HEALTHCARE		9,279,990

Leisure - 0.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	1,949,942	1,893,881
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	425,000	426,862
Services - 0.3%
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (b)	2,200,486	2,164,728
Tranche DD, term loan 4.0039% 11/8/20 (b)	562,915	553,768

TOTAL SERVICES		2,718,496

Super Retail - 0.3%
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4% 8/19/23 (b)	926,000	927,741
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	1,637,509	1,639,834

TOTAL SUPER RETAIL		2,567,575

Technology - 0.1%
Cavium, Inc. Tranche B, term loan 3.75% 8/16/22 (b)	115,000	115,288
Sybil Software LLC. Tranche B, term loan 8/3/22(c)	300,000	300,282

TOTAL TECHNOLOGY		415,570

Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	4,332,077	4,273,854
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	1,706,425	1,714,599

TOTAL UTILITIES		5,988,453

TOTAL BANK LOAN OBLIGATIONS
(Cost $43,710,147)		44,244,087

Preferred Securities - 10.4%
Banks & Thrifts - 10.1%
Bank of America Corp.:
6.1% (b)(d)	2,440,000	2,632,999
6.25% (b)(d)	12,760,000	13,788,082
6.5% (b)(d)	3,245,000	3,612,870
Barclays Bank PLC 7.625% 11/21/22	9,175,000	10,499,335
Barclays PLC:
6.625% (b)(d)	1,775,000	1,713,394
8.25% (b)(d)	3,395,000	3,537,055
BNP Paribas SA 7.375% (a)(b)(d)	1,865,000	1,902,496
Citigroup, Inc.:
5.875% (b)(d)	3,735,000	3,885,237
5.95% (b)(d)	7,450,000	7,828,077
5.95% (b)(d)	1,115,000	1,138,274
6.125% (b)(d)	2,860,000	3,036,010
6.3% (b)(d)	3,960,000	4,172,495
Credit Agricole SA:
6.625% (a)(b)(d)	9,580,000	9,419,266
7.875% (a)(b)(d)	1,480,000	1,537,320
Goldman Sachs Group, Inc. 5.375% (b)(d)	3,955,000	4,064,359
JPMorgan Chase & Co.:
5.3% (b)(d)	3,375,000	3,504,396
6% (b)(d)	2,040,000	2,160,879
6.1% (b)(d)	1,135,000	1,240,192
6.75% (b)(d)	3,910,000	4,431,579

TOTAL BANKS & THRIFTS		84,104,315

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(d)	2,820,000	2,845,058
TOTAL PREFERRED SECURITIES
(Cost $83,682,835)		86,949,373
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.42% (e)
(Cost $28,633,431)	28,633,431	28,633,431
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $796,090,673)		822,604,718
NET OTHER ASSETS (LIABILITIES) - 1.4%		11,521,198
NET ASSETS - 100%		$834,125,916

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,613,021 or 37.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,481
Total	$71,481

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$662,777,827	$--	$662,777,827	$--
Bank Loan Obligations	44,244,087	--	44,244,087	--
Preferred Securities	86,949,373	--	86,949,373	--
Money Market Funds	28,633,431	28,633,431	--	--
Total Investments in Securities:	$822,604,718	$28,633,431	$793,971,287	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.6%
Cayman Islands	4.2%
Luxembourg	3.6%
United Kingdom	3.6%
Bermuda	2.7%
Ireland	2.6%
Austria	2.5%
Canada	2.0%
Netherlands	1.5%
France	1.5%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $767,457,242)	$793,971,287
Fidelity Central Funds (cost $28,633,431)	28,633,431
Total Investments (cost $796,090,673)		$822,604,718
Cash		19,616
Receivable for investments sold		3,523,138
Interest receivable		9,898,559
Distributions receivable from Fidelity Central Funds		6,942
Total assets		836,052,973
Liabilities
Payable for investments purchased	$1,925,325
Distributions payable	58
Other payables and accrued expenses	1,674
Total liabilities		1,927,057
Net Assets		$834,125,916
Net Assets consist of:
Paid in capital		$807,611,871
Net unrealized appreciation (depreciation) on investments		26,514,045
Net Assets, for 8,093,274 shares outstanding		$834,125,916
Net Asset Value, offering price and redemption price per share ($834,125,916 ÷ 8,093,274 shares)		$103.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Dividends		$5,268,973
Interest		41,120,764
Income from Fidelity Central Funds		71,481
Total income		46,461,218
Expenses
Custodian fees and expenses	$10,216
Independent directors' fees and expenses	3,540
Total expenses before reductions	13,756
Expense reductions	(4,657)	9,099
Net investment income (loss)		46,452,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(37,522,215)
Total net realized gain (loss)		(37,522,215)
Change in net unrealized appreciation (depreciation) on investment securities		50,540,780
Net gain (loss)		13,018,565
Net increase (decrease) in net assets resulting from operations		$59,470,684

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,452,119	$37,614,671
Net realized gain (loss)	(37,522,215)	(2,863,594)
Change in net unrealized appreciation (depreciation)	50,540,780	(34,370,655)
Net increase (decrease) in net assets resulting from operations	59,470,684	380,422
Distributions to partners from net investment income	(45,340,740)	(37,773,269)
Affiliated share transactions
Proceeds from sales of shares	74,737,848	289,896,117
Reinvestment of distributions	45,340,038	37,772,575
Cost of shares redeemed	(49,995,417)	(15,002,833)
Net increase (decrease) in net assets resulting from share transactions	70,082,469	312,665,859
Total increase (decrease) in net assets	84,212,413	275,273,012
Net Assets
Beginning of period	749,913,503	474,640,491
End of period	$834,125,916	$749,913,503
Other Information
Shares
Sold	746,796	2,762,989
Issued in reinvestment of distributions	457,967	361,135
Redeemed	(500,303)	(143,362)
Net increase (decrease)	704,460	2,980,762

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Specialized High Income Central Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$101.49	$107.68	$103.63	$104.86	$98.66
Income from Investment Operations
Net investment income (loss)A	5.682	5.462	5.687	6.163	6.937
Net realized and unrealized gain (loss)	1.436	(6.176)	3.995	(1.387)	5.796
Total from investment operations	7.118	(.714)	9.682	4.776	12.733
Distributions to partners from net investment income	(5.548)	(5.476)	(5.632)	(6.006)	(6.533)
Total distributions	(5.548)	(5.476)	(5.632)	(6.006)	(6.533)
Net asset value, end of period	$103.06	$101.49	$107.68	$103.63	$104.86
Total ReturnB	7.39%	(.70)%	9.53%	4.58%	13.31%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	5.75%	5.22%	5.34%	5.80%	6.82%
Supplemental Data
Net assets, end of period (000 omitted)	$834,126	$749,914	$474,640	$396,497	$464,917
Portfolio turnover rateF	46%	49%	78%	72%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$30,197,856
Gross unrealized depreciation	(3,769,664)
Net unrealized appreciation (depreciation) on securities	$26,428,192
Tax Cost	$796,176,526

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $437,615,522 and $362,245,389, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,540.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,117.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the fund.

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Specialized High Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Fund as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 18, 2016

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2004

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.0013%	$1,000.00	$1,116.40	$.01
Hypothetical-C		$1,000.00	$1,025.13	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FMRC, the sub-advisers (together with FMRC, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SHI-ANN-1016
1.820817.111

Item 2.

Code of Ethics

As of the end of the period, August 31, 2016, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund 2 and Fidelity Specialized High Income Central Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$51,000	$-	$7,100	$1,200
Fidelity Specialized High Income Central Fund	$59,000	$-	$8,900	$1,400

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$51,000	$-	$6,700	$600
Fidelity Specialized High Income Central Fund	$57,000	$-	$8,500	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2016A	August 31, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$-	$10,000
All Other Fees	$-	$175,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2016 A	August 31, 2015 A
Deloitte Entities	$85,000	$440,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 26, 2016

By:	/s/Howard J. Galligan III
Howard J, Galligan III
Chief Financial Officer

Date:	October 26, 2016